ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	At December 31,
	2010	2011
Accrued wages and bonuses	$2,518	$2,734
Accrued legal and professional fees	260	363
Payables for construction in progress	2,305	1,702
Payables for acquisition of intangible assets	536	2,353
Royalty fees payable	359	389
Accrued consulting fees	375	250
Accrued commission expenses	7	4
Share repurchase fee payable	143	41
Payable for insurance premium	100	-
Others	644	769
	$7,247	$8,605